Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities
Net income (loss)	$ (216,404)	$ 4,087
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Goodwill impairment	150,400
Depreciation and amortization	28,907	23,367
Impairement of other intangible assets	43,205
Stock-based compensation	9,760	6,736
Net foreign currency translation loss (gain)	8,708	(139)
Deferred income taxes	(13,830)	(5,871)
Excess tax benefit from stock options		(238)
Change in fair value of obligations in connection with acquisitions	(13,256)	(7,495)
Other non-cash items	47	161
Change in cash attributable to changes in operating assets and liabilities, net of the impact of acquisitions:
Accounts receivable, net	4,563	(6,494)
Inventories	(15,348)	(13,216)
Net investment in sales-type leases	(1,819)	(891)
Other receivables and prepaid expenses	8,916	(5,023)
Other non-current assets	(1,104)	(379)
Accounts payable	10,093	1,738
Other current liabilities	(5,595)	8,383
Deferred revenues	2,747	3,048
Other non-current liabilities	3,914	(2,914)
Net cash provided by operating activities	3,904	4,860
Cash flows from investing activities
Purchase of property and equipment	(14,408)	(10,872)
Proceeds from maturities of short-term bank deposits	8,725	201,634
Cash paid for acquisitions, net of cash acquired	(3,801)
Investment in short-term bank deposits	(1,709)	(200,000)
Acquisition of intangible assets	(376)	(1,706)
Other investing activities	(99)	41
Net cash used in investing activities	(11,668)	(10,903)
Cash flows from financing activities
Payments of obligations in connection with acquisitions	(11,620)
Proceeds from exercise of stock options	1,969	1,040
Acquisition of non-controlling interest		(2,171)
Excess tax benefit from stock options		238
Net cash used in financing activities	(9,651)	(893)
Effect of exchange rate changes on cash and cash equivalents	(1,694)	16
Net change in cash and cash equivalents	(19,109)	(6,920)
Cash and cash equivalents, beginning of period	442,141	414,088
Cash and cash equivalents, end of period	423,032	407,168
Supplemental disclosures of cash flow information:
Transfer of fixed assets to inventory	2,502	60
Transfer of inventory to fixed assets	$ 4,584	$ 1,643